TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
Loss before taxes on income is comprised as follows:
	Year ended December 31,
	2014	2015	2016

Domestic	$(6,343)	$(5,453)	$(6,012)
Foreign	1,422	(1,608)	(700)

	$(4,921)	$(7,061)	$(6,712)

Schedule of Taxes on Income (expenses)
Taxes on income (expenses) are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current taxes	$(496)	$(194)	$115
Deferred taxes	(56)	(1,021)	-

	$(552)	$(1,215)	$115

Domestic	$(166)	$(1,268)	$-
Foreign	(386)	53	115

	$(552)	$(1,215)	$115

Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2015	2016

Carryforward losses	$12,899	$12,859
Research and development expenses	712	547
Accrued severance pay	52	46
Accrued vacation pay	33	28

Deferred tax assets before valuation allowance	13,696	13,480

Deferred tax liability:
Intangible assets	(1,922)	(1,377)
Deferred revenues	(46)	(62)

Deferred tax liabilities before valuation allowance	(1,968)	(1,439)

Net deferred tax assets before valuation allowance	11,728	12,041

Valuation allowance	(11,728)	(12,041)

Net deferred tax assets	$-	$-

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits in the year ended December 31, 2015 and 2016 are as follows:

Gross unrecognized tax benefits as of January 1, 2015	$213
Deduction of unrecognized tax benefits	(213)

Gross unrecognized tax benefits as of December 31, 2015	-

Gross unrecognized tax benefits as of January 1, 2016	-
Increase in tax provisions prior years	261
Increase in tax provisions current year	54

Gross unrecognized tax benefits as of December 31, 2016	315